REGISTRATION NO. 333-30329/811-04909

	         SECURITIES AND EXCHANGE COMMISSION
	              Washington, D.C.  20549

	                     FORM N-6

	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		[X]
		Pre-Effective Amendment No.______			[ ]
		Post-Effective Amendment No.   32			[X]

	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]
	                 Amendment No.   11 				[X]
	          (Check appropriate box or boxes.)


	            SYMETRA SEPARATE ACCOUNT SL
                    ---------------------------
	            (Exact Name of Registrant)

	          Symetra Life Insurance Company
                  ------------------------------
	               (Name of Depositor)

	777 108th Ave NE, Suite 1200, Bellevue, Washington        98004
        ----------------------------------------------------    ----------
	(Address of Depositor's Principal Executive Offices)    (Zip Code)

	Depositor's Telephone Number, including Area Code (425) 256-8000

	        Name and Address of Agent for Service
                -------------------------------------
	                Jacqueline Veneziani
	           777 108th Ave NE, Suite 1200
	            Bellevue, Washington 98004
	                  (425) 256-5026



Approximate date of Proposed Public Offering . . . . . . . . . . As Soon as Practicable after Effective Date


It is proposed that this filing will become effective:

  [ ]	Immediately upon filing pursuant to paragraph (b) of Rule 485
  [X]	On March 20, 2006 pursuant to paragraph (b) of Rule 485
  [ ]	60 days after filing pursuant to paragraph (a) of Rule 485
  [ ]	On _______________________ pursuant to paragraph (a) of Rule 485


If appropriate, check the following:
	[ ]   	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                         ___________________

                Title of securities being registered:
          Flexible Premium Variable Life Insurance Policies

This Amendment incorporates by reference the Prospectus, Statement of Additional Information and Part C contained in Post-Effective Amendment No.31 as filed with the Securities and Exchange Commission on April 29, 2005 (ACCESSION NUMBER: 0001047469-05-012072).

        Supplement to the April 29, 2005 Prospectus, as supplemented, for PREMIER Accumulation Life Prospectus

                    Supplement dated March 20, 2006


Effective May 1, 2006, Symetra Life Insurance Company will be making changes to the investment options offered to existing policyowners under the PREMIER Accumulation Life Prospectus. The changes to the investment options include closing some portfolios to policies issued after May 1, 2006. As an existing policyowner, if you are invested in the portfolios on May 1, 2006 and remain continuously invested thereafter, you will still be allowed to contribute to these portfolios. The portfolios closed to all new sales and to those not invested as of May 1, 2006 are:

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


AIM V.I. Real Estate Fund -- Series I Shares 	Federated High Income Bond Fund II
-----------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio -- Initial Class	Dreyfus IP MidCap Stock Portfolio -- Initial Shares
--------------------------------------------------------------------------------------------------
JPMorgan International Equity Portfolio		Dreyfus VIF Appreciation Portfolio -- Initial Shares
-------------------------------------------------------------------------------------------

In addition to closing the above portfolios to new policies, we will be adding a new portfolio to our lineup. The Pioneer VCT Real Estate portfolio -- Class II shares will be available to all policyowners effective May 1, 2006. You can find the Portfolio Operating Expenses for the Pioneer VCT Real Estate Portfolio below. The expenses are for the fiscal year ended December 31, 2005.

										                Net Total
										                 Annual
						                     Total			Portfolio
						                     Annual	 Contractual	Operating
		                            Distribution	   Portfolio	Expense Waiver   Expenses
	                         Management   Service 	  Other	   Operating         or		(After any
	                           Fees	    (12b-1)Fees	 Expenses   Expenses    Reimbursement	reimbursement
										                 and waiver
										                 agreements)
____________________________________________________________________________________________________________

Pioneer Real Estate VCT  	  0.80%        0.25%      0.13%      1.18%           --             1.18%
Portfolio -- Class II Shares

	PORTFOLIO NAME			INVESTMENT OBJECTIVE			INVESTMENT ADVISER
----------------------------------------------------------------------------------------------------
Pioneer Variable Contracts Trust
----------------------------------------------------------------------------------------------------
Pioneer Real Estate Shares VCT       Long-term growth of capital.		Pioneer Investment
Portfolio -- Class II Shares	     Current income is secondary		Management, Inc.
	   			     objective.

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Contacting Symetra.  If you have any questions, you can contact a Symetra
Financial Client Services Representative at (800)796-3872. You can also use our website at www.Symetra.com.

     Before investing or changing your investments, carefully consider the investment objectives, risks, charges and expenses of the Portfolios. This and other information is contained in the contract prospectus and the Portfolio prospectuses. Please contact us or your Registered Representative for free copies of the prospectuses and read them carefully before investing.

                    SYMETRA SEPARATE ACCOUNT SL
                              PART C
                        OTHER INFORMATION



Item 26.  Exhibits

b.	Exhibits

Exhibit 	Description					Reference
-----------------------------------------------------------------------------


		Power of Attorney 				12/

38		Amendment to Participation Agreement (Pioneer)	12/

12/		Incorporated by reference to Post-Effective
		Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File
		No. 33-69712).

                         SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue,and State of Washington on this 20th day of March, 2006.

				Symetra Separate Account C
                                ----------------------------
					Registrant

				By:	Symetra Life Insurance Company
                                       -------------------------------


				By:	RANDALL H. TALBOT*
                                        ------------------
					Randall H. Talbot, President


					Symetra Life Insurance Company
                                        ------------------------------
						Depositor


				By:	RANDALL H. TALBOT*
                                        ------------------
					Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to Post-Effective Amendment No. 22 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).
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
NAME							TITLE
----							-----


Allyn D. Close *				Director
----------------
Allyn D. Close


Jennifer V. Davies *				Director
--------------------
Jennifer V. Davies


Roger F. Harbin *				Director and Executive Vice President
-------------------
Roger F. Harbin


Margaret A. Meister *				Director, Chief Financial Operator, Executive Vice
---------------------				President and Chief Actuary
Margaret A. Meister



Colleen M. Murphy *	                	Vice President, Controller, Treasurer and
---------------------				Assistant Secretary
Colleen M. Murphy

/s/GEORGE C. PAGOS
------------------				Director, Vice President, General Counsel and
George C. Pagos					Secretary


Randall H. Talbot *				Director and President
-------------------
Randall H. Talbot

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